Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.53%
Aerospace & Defense–1.79%
Raytheon Technologies Corp.	765,234	$66,537,096
Air Freight & Logistics–2.49%
United Parcel Service, Inc., Class B	482,971	92,421,331
Application Software–2.32%
Manhattan Associates, Inc.(b)	57,985	9,256,145
salesforce.com, inc.(b)	170,513	41,252,210
Workday, Inc., Class A(b)	152,742	35,802,725
		86,311,080
Automobile Manufacturers–1.16%
General Motors Co.(b)	759,573	43,174,129
Automotive Retail–1.89%
CarMax, Inc.(b)	285,109	38,190,351
O’Reilly Automotive, Inc.(b)	53,317	32,194,937
		70,385,288
Biotechnology–0.56%
Neurocrine Biosciences, Inc.(b)(c)	9,617	896,401
Seagen, Inc.(b)	129,857	19,918,765
		20,815,166
Building Products–0.11%
Carrier Global Corp.	73,720	4,073,030
Cable & Satellite–1.75%
Comcast Corp., Class A	1,104,212	64,960,792
Commodity Chemicals–0.48%
Valvoline, Inc.	578,756	17,756,234
Communications Equipment–1.51%
Motorola Solutions, Inc.	250,506	56,093,304
Construction Machinery & Heavy Trucks–0.98%
Caterpillar, Inc.	175,463	36,276,975
Construction Materials–1.17%
Vulcan Materials Co.	242,363	43,622,916
Consumer Finance–2.01%
Capital One Financial Corp.	462,279	74,750,514
Data Processing & Outsourced Services–3.02%
Fiserv, Inc.(b)	466,506	53,699,506
Mastercard, Inc., Class A	152,036	58,676,774
		112,376,280
Distillers & Vintners–1.42%
Constellation Brands, Inc., Class A	235,601	52,854,728
Diversified Banks–3.25%
JPMorgan Chase & Co.	796,727	120,927,224
Electric Utilities–1.48%
FirstEnergy Corp.	1,434,080	54,953,946
Shares		Value
Electrical Components & Equipment–1.21%
Hubbell, Inc.	98,132	$19,671,541
Rockwell Automation, Inc.	82,069	25,229,652
		44,901,193
Environmental & Facilities Services–0.75%
Waste Connections, Inc.	221,516	28,063,862
Financial Exchanges & Data–1.68%
Intercontinental Exchange, Inc.	521,808	62,528,253
Food Distributors–0.90%
Sysco Corp.	452,230	33,555,466
General Merchandise Stores–1.43%
Target Corp.	203,971	53,246,630
Health Care Facilities–2.91%
HCA Healthcare, Inc.	398,510	98,910,182
Tenet Healthcare Corp.(b)	130,719	9,390,853
		108,301,035
Health Care Services–1.81%
CVS Health Corp.	819,111	67,461,982
Health Care Supplies–1.02%
Alcon, Inc. (Switzerland)(c)	101,164	7,364,739
Cooper Cos., Inc. (The)	72,879	30,738,176
		38,102,915
Home Improvement Retail–2.03%
Home Depot, Inc. (The)	230,445	75,629,745
Homebuilding–0.71%
D.R. Horton, Inc.	276,489	26,385,345
Hotels, Resorts & Cruise Lines–1.00%
Airbnb, Inc., Class A(b)	151,986	21,887,504
Booking Holdings, Inc.(b)	7,075	15,411,189
		37,298,693
Household Products–2.05%
Procter & Gamble Co. (The)	535,389	76,148,377
Industrial Machinery–1.82%
Otis Worldwide Corp.	756,861	67,776,903
Industrial REITs–2.68%
Prologis, Inc.	777,601	99,564,032
Integrated Telecommunication Services–1.73%
Verizon Communications, Inc.	1,155,574	64,457,918
Interactive Home Entertainment–0.89%
Zynga, Inc., Class A(b)	3,279,053	33,118,435
Interactive Media & Services–4.44%
Facebook, Inc., Class A(b)	411,588	146,648,805
Snap, Inc., Class A(b)(c)	247,279	18,402,503
		165,051,308

See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Shares		Value
Internet & Direct Marketing Retail–5.69%
Amazon.com, Inc.(b)	63,576	$211,554,862
Internet Services & Infrastructure–0.37%
Snowflake, Inc., Class A(b)	51,689	13,734,801
IT Consulting & Other Services–2.22%
Accenture PLC, Class A	190,590	60,546,631
Amdocs Ltd.	287,528	22,171,284
		82,717,915
Life Sciences Tools & Services–0.70%
Avantor, Inc.(b)	696,720	26,182,738
Managed Health Care–2.98%
UnitedHealth Group, Inc.	269,142	110,945,715
Movies & Entertainment–1.56%
Netflix, Inc.(b)	92,068	47,651,635
Warner Music Group Corp., Class A(c)	277,132	10,472,818
		58,124,453
Oil & Gas Exploration & Production–0.45%
Cabot Oil & Gas Corp.	1,034,927	16,558,832
Oil & Gas Refining & Marketing–0.58%
Valero Energy Corp.	321,494	21,530,453
Oil & Gas Storage & Transportation–0.63%
Magellan Midstream Partners L.P.	498,900	23,248,740
Other Diversified Financial Services–1.94%
Equitable Holdings, Inc.	2,342,377	72,309,178
Packaged Foods & Meats–1.20%
a2 Milk Co. Ltd. (The) (New Zealand)(b)	396,372	1,709,849
Mondelez International, Inc., Class A	680,580	43,053,491
		44,763,340
Pharmaceuticals–4.35%
AstraZeneca PLC, ADR (United Kingdom)	1,340,617	76,736,917
Bayer AG (Germany)	139,168	8,299,999
Eli Lilly and Co.	314,648	76,616,788
		161,653,704
Property & Casualty Insurance–1.70%
Allstate Corp. (The)	259,445	33,740,822
Progressive Corp. (The)	308,684	29,374,370
		63,115,192
Railroads–1.11%
Union Pacific Corp.	189,467	41,447,801
Regional Banks–0.54%
CIT Group, Inc.	413,406	19,942,705
Shares		Value
Semiconductor Equipment–2.18%
Applied Materials, Inc.	578,593	$80,962,518
Semiconductors–3.23%
Advanced Micro Devices, Inc.(b)	225,672	23,964,110
QUALCOMM, Inc.	641,055	96,030,039
		119,994,149
Systems Software–8.81%
Microsoft Corp.	952,864	271,480,482
ServiceNow, Inc.(b)	35,279	20,740,171
VMware, Inc., Class A(b)(c)	229,167	35,232,135
		327,452,788
Technology Hardware, Storage & Peripherals–1.81%
Apple, Inc.	460,761	67,206,599
Thrifts & Mortgage Finance–0.55%
Rocket Cos., Inc., Class A	1,194,012	20,584,767
Water Utilities–0.48%
American Water Works Co., Inc.	104,664	17,804,393
Total Common Stocks & Other Equity Interests (Cost $2,456,953,904)		3,701,717,768
Money Market Funds–0.63%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	8,156,803	8,156,803
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	5,803,159	5,805,480
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	9,322,060	9,322,060
Total Money Market Funds (Cost $23,284,108)		23,284,343
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $2,480,238,012)		3,725,002,111
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.68%
Invesco Private Government Fund, 0.02%(d)(e)(f)	18,770,745	18,770,745
Invesco Private Prime Fund, 0.12%(d)(e)(f)	43,780,893	43,798,406
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,569,151)		62,569,151
TOTAL INVESTMENTS IN SECURITIES–101.84% (Cost $2,542,807,163)		3,787,571,262
OTHER ASSETS LESS LIABILITIES—(1.84)%		(68,574,204)
NET ASSETS–100.00%		$3,718,997,058
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,008,474	$116,017,612	$(109,869,283)	$-	$-	$8,156,803	$898
Invesco Liquid Assets Portfolio, Institutional Class	2,203,693	82,653,491	(79,051,753)	(514)	563	5,805,480	833
Invesco Treasury Portfolio, Institutional Class	2,295,398	132,591,556	(125,564,894)	-	-	9,322,060	422
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,216,103	157,655,443	(152,100,801)	-	-	18,770,745	1,538*
Invesco Private Prime Fund	19,824,154	283,478,429	(259,504,177)	(224)	224	43,798,406	20,062*
Total	$39,547,822	$772,396,531	$(726,090,908)	$(738)	$787	$85,853,494	$23,753

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,691,707,920	$10,009,848	$—	$3,701,717,768
Money Market Funds	23,284,343	62,569,151	—	85,853,494
Total Investments	$3,714,992,263	$72,578,999	$—	$3,787,571,262
Invesco Charter Fund